Investment Strategy	Jul. 29, 2025
Polar Capital Emerging Market Stars Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will seek to achieve its investment objective by primarily investing in a portfolio of equity securities and equity related securities of, or relating to, companies which are domiciled, or exercise the predominant part of their economic activity, in developing capital markets (“Emerging Markets”).

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and other equity-related investments of issuers located in Emerging Markets countries. The Fund considers an issuer to be located in an Emerging Markets country if at least 50% of the issuer’s assets, gross revenues or profits during the most recent fiscal year represents assets or activities located in such countries. Emerging Markets refers to any country represented in the MSCI Emerging Markets Index.

The securities in which the Fund will invest will include common stock, equities, equity warrants, preferred stock, shares in collective investment schemes with investment policies that are consistent with the Fund’s investment objective (including European Undertakings for the Collective Investment in Transferable Securities or Alternative Investment Funds, shares of U.S. mutual funds, or other exchange traded funds) and securities convertible into shares.

The Fund will invest in and have direct access to China A shares listed on the Shanghai Stock Exchange (“SSE”) via the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect Schemes (collectively, “Connect Scheme”). The Fund may indirectly gain access to China A Shares by purchasing equity-related instruments, participation notes and participatory certificates.

The Fund may also invest in global, American and European depository receipts for the purpose of gaining exposure to underlying equity securities.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in futures, forwards, options, contracts for difference, swaps and securities with embedded derivatives or elements of derivative exposure including, but not limited to, equity warrants and structured notes, such as Participatory Notes (“P-Notes”) (which will not be leveraged).

The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes or to reduce portfolio risk. The Fund may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities.

Securities with embedded derivatives or elements of derivative exposure, such as equity warrants and structured notes such as P-Notes (which will not be leveraged) may be used to gain exposure to underlying equity or equity-related securities as a more efficient and cheaper alternative to direct investment in that security.

The Fund’s investments in derivatives and other synthetic instruments (such as P-Notes and American Depository Receipts) that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.

In evaluating investments for the Fund, the Adviser takes into account environmental, social and/or governance (“ESG”) factors. The Adviser may give various ESG factors equal consideration or may focus on one or more of those factors as it considers appropriate. ESG Factors will only be one consideration in the Adviser’s evaluation of any potential investment, and the effect of ESG factors on the Adviser’s decision whether to invest in any case will vary depending on the judgement of the Adviser.

Polar Capital Emerging Market Ex-China Stars Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will seek to achieve its investment objective by primarily investing in a portfolio of equity securities and equity related securities of, or relating to, companies which are domiciled, or exercise the predominant part of their economic activity, in developing capital markets (“Emerging Markets”).

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and other equity-related investments of issuers located in Emerging Markets countries, excluding China. The Fund considers an issuer to be located in an Emerging Markets country if at least 50% of the issuer’s assets, gross revenues or profits during the most recent fiscal year represents assets or activities located in such countries. Emerging Markets refers to any country represented in the MSCI Emerging Markets ex China Index.

The Fund will not invest in any company incorporated in mainland China, or that has mainland China as its core country of risk (as determined by the Adviser). The Fund may invest up to 20% of its assets in non-Chinese companies that, for any reason, are listed in Hong Kong or that derive a meaningful portion of their assets, gross revenues or profits from China. The Fund may also have limited exposure to the Chinese economy, as a consequence of the indirect exposure that companies in other Emerging Markets countries have to China.

The securities in which the Fund will invest will include shares, equities, equity warrants, preferred shares, shares in collective investment schemes with investment policies that are consistent with the Fund’s investment objective (including European Undertakings for the Collective Investment in Transferable Securities or Alternative Investment Funds, shares of U.S. mutual funds, or other exchange traded funds) and securities convertible into shares.

The Fund may invest in global, American and European depository receipts for the purpose of gaining exposure to underlying equity securities.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in futures, forwards, options, contracts for difference, swaps and securities with embedded derivatives or elements of derivative exposure including, but not limited to, equity warrants and structured notes, such as Participatory Notes (“P-Notes”) (which will not be leveraged).

The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes or to reduce portfolio risk. The Fund may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities.

Securities with embedded derivatives or elements of derivative exposure, such as equity warrants and structured notes such as P-Notes (which will not be leveraged) may be used to gain exposure to underlying equity or equity related securities as a more efficient and cheaper alternative to direct investment in that security.

The Fund’s investments in derivatives and other synthetic instruments (such as P-Notes and American Depository Receipts) that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.

In evaluating investments for the Fund, the Adviser takes into account environmental, social and/or governance (“ESG”) factors. The Adviser may give various ESG factors equal consideration or may focus on one or more of those factors as it considers appropriate. ESG Factors will only be one consideration in the Adviser’s evaluation of any potential investment, and the effect of ESG factors on the Adviser’s decision whether to invest in any case will vary depending on the judgement of the Adviser.

Polar Capital International Small Company Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets in a portfolio of equity securities and equity related securities of small companies. The Adviser defines “small companies” as those with a market capitalization of $5 billion U.S. dollars or less at the time of initial investment, which includes micro-cap companies. The Adviser expects that over time the fund will hold both companies with a market capitalization below $5 billion that the Adviser believes have a growth trajectory ahead, and companies with a market capitalization above $5 billion as a result of capital appreciation since the Fund’s initial purchase. The Fund will typically hold the securities of between 40 and 65 companies. The Fund is expected to hold less than 5% cash or cash equivalents. In addition, under normal circumstances, the Fund will invest primarily in companies located outside the U.S. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. At times, the Fund may focus its investments in a small number of countries or regions. The securities in which the Fund will invest will include common stock, equity warrants, preferred stock, shares in collective investment schemes with investment policies that are consistent with the Fund’s investment objective (including European Undertakings for the Collective Investment in Transferable Securities or Alternative Investment Funds, shares of U.S. mutual funds, or other exchange traded funds) and securities convertible into shares.

The Fund may also invest in global, American and European depository receipts for the purpose of gaining exposure to underlying equity securities. The Fund may also participate in initial public offerings (“IPOs”).

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in futures, forwards, options, contracts for difference, swaps and securities with embedded derivatives or elements of derivative exposure including, but not limited to, equity warrants and structured notes.

The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes or to reduce portfolio risk. The Fund may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities.

Securities with embedded derivatives or elements of derivative exposure, such as equity warrants and structured notes, may be used to gain exposure to underlying equity or equity-related securities as a more efficient and cheaper alternative to direct investment in that security.